Financial instruments - Disclosure of detailed information about financial instruments (Details) - GBP (£) £ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Disclosure of financial liabilities [line items]
Contingent consideration	£ 629	£ 0	[1]
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,865	12,022
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	32,361	23,702
Trade and other payables | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,865	8,932
Financial liabilities on funding arrangements | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	3,090
Trade and other receivables | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	5,503	3,600
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	£ 26,858	£ 20,102

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’